Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Entity Information [Line Items]
Schedule of Related Party Transactions

	Years ended December 31,
$ in millions	2019	2018	2017
DP&L Cost of revenues:
Fuel and power purchased from AES Ohio Generation	$—	$—	$5.4
DP&L Operation & Maintenance Expenses:
Premiums charged for insurance services provided by MVIC (a)	$3.1	$2.7	$3.1
Transactions with the Service Company:
Charges for services provided	$31.2	$25.7	$39.0
Charges to the Service Company	$3.5	$4.9	$4.2
Transactions with other AES affiliates:
Charges for health, welfare and benefit plans	$10.4	$8.7	$14.3
Charges to affiliates for non-power goods or services (b)	$4.1	$7.1	$3.7
Consulting services	$0.7	$2.0	$—

Balances with related parties:	At December 31, 2019	At December 31, 2018
Net payable to the Service Company	$(11.0)	$(4.8)
Net payable to AES and other AES affiliates	$(3.5)	$(0.5)

(a)
MVIC, a wholly-owned captive insurance subsidiary of DPL, provides insurance coverage to DP&L and other DPL subsidiaries for workers’ compensation, general liability, property damages and directors’ and officers’ liability. These amounts represent insurance premiums charged by MVIC to DP&L.

(b)
In the normal course of business DP&L incurred and recorded expenses on behalf of DPL affiliates. Such expenses included but were not limited to employee-related expenses, accounting, information technology, payroll, legal and other administration expenses. DP&L subsequently charged these expenses to the affiliates at DP&L’s cost and credited the expense in which they were initially recorded.